Stock Compensation Plans Stock Option Activity and Assumptions Used in Valuation (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aggregate Intrinsic Value ($ in millions)
Vesting period		3 years
Restricted performance stock rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weight of EBITDAP for performance goals		50.00%
Weight of return on invested capital for performance goals		50.00%
Weight of cumulative operating margin for performance goals		50.00%
Weight of cumulative free cash flow for performance goals		50.00%
Stock Options
Shares Under Option (in thousands)
Balance		1,166	1,583
Exercised - Shares		(346)	(405)	(64)
Canceled and Forfeited - Shares		(1)	(12)
Balance	1,647	819	1,166	1,583
Shares - Vested and Exercisable		819
Weighted-Average Exercise Price
Balance		$ 34.67	$ 33.27
Exercised - Weighted Average Exercise Price		$ 29.66	$ 33.04	$ 28.10
Canceled and forefeited - Weighted Average Exercise Price		$ 28.51	$ 34.01
Balance	$ 34.05	$ 35.01	$ 34.67	$ 33.27
Vested and exercisable		$ 35.01
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term - Outstanding	3 years 7 months	2 years 1 month	2 years 7 months	2 years 11 months
Weighted Average Remaining Contractual Term - Vested and Exercisable		2 years 1 month
Aggregate Intrinsic Value ($ in millions)
Balance		$ 12	$ (3)
Exercised		11	3
Balance		45	12	(3)
Vested and exercisable		$ 45